Income Tax	12 Months Ended
Jan. 31, 2023
Income Tax

19. Income Tax

The following schedule reconciles the expected income tax expense (recovery) at the Canadian combined federal and provincial statutory rate of 27% (2022 - 27%; 2021 – 27%) to the amounts recognized in the consolidated statements of loss and other comprehensive loss:

	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Net loss before taxes	(9,372,772)	(11,992,508)	(36,350,790)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(2,530,648)	(3,237,977)	(9,814,710)
Foreign tax rate differences	5,261	(139,857)	219,740
Permanent differences and other	300,720	340,070	115,020
Write-off and impairments	–	302,806	3,017,450
Abandoned assets	–	–	52,490
Change in deferred tax assets not recognized	2,224,667	2,901,624	6,410,010

Income tax expense	–	166,666	–

The Company’s income tax expense is allocated as follows:

	2023 $	2022 $	2021 $

Current tax expense	–	166,666	-
Deferred tax expense	–	–	-

	–	166,666	-

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2023 $	2022 $

Tax loss carryforwards – Canada	58,788,940	50,216,400
Tax loss carryforwards - USA	685,220	474,030
Tax loss carryforwards – Australia	19,250	12,080
Tax loss carryforwards – Hong Kong	79,370	73,160
Intangible assets	14,599,580	15,339,660
Property and equipment	33,570	8,120
Contingent liability	1,856,930	–
Financing costs	3,078,420	5,138,660
Capital loss	11,766,200	5,184,180

Total unrecognized deductible temporary differences	90,907,480	76,446,290

As at January 31, 2023, the Company’s US net operating loss carryforwards total $685,220 (January 31, 2022 - $474,030) which have no expiry date. Financing fees will be fully amortized in 2027. The remaining unrecognized deferred tax assets will carry forward indefinitely.

The Company’s unrecognized Canadian non-capital income tax losses expire as follows:

Expiry Date	Non-Capital Loss $

2031	118,713
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,051,002
2041	9,067,088
2042	13,177,463
2043	10,386,848

58,788,940